Commitments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 18, 2018	Sep. 01, 2016
Term of Lease	3 years
Office Agreement in Colorado per month rent		$ 91
Term of Lease Agreement	12 months
Paofpybitty percent of sales obligation	3.00%
Paofpybitty annual payment obligation	$ 30,000
Landlord Note Payable
Monthly Payment Year One			$ 7,715
Monthly Payments Year Two			7,972
Monthly Payments Year Three			$ 8,229